Debt and Capital Leases Outstanding (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Jun. 30, 2015	Jun. 23, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Aggregate principal			$ 5,000	$ 5,000
Total debt and capital lease obligations	[1]	$ 5,268
Current portion	[1]	(3)
Long-term portion		5,265 [1]			$ 275
Variable-rate notes due 2018
Debt Instrument [Line Items]
Aggregate principal		$ 375
Variable coupon rate, description		LIBOR plus 0.78%
Effective interest rate	[2]	1.30%
Total debt and capital lease obligations	[1]	$ 373
Variable-rate notes due 2018 | LIBOR
Debt Instrument [Line Items]
Variable coupon rate		0.78%
Fixed-rate notes due 2018
Debt Instrument [Line Items]
Aggregate principal		$ 375
Fixed coupon rate		2.00%
Effective interest rate	[2]	2.20%
Total debt and capital lease obligations	[1]	$ 373
Fixed rate notes due 2020
Debt Instrument [Line Items]
Aggregate principal		$ 1,000
Fixed coupon rate		2.875%
Effective interest rate	[2]	2.90%
Total debt and capital lease obligations	[1]	$ 994
Fixed rate notes due 2022
Debt Instrument [Line Items]
Aggregate principal		$ 500
Fixed coupon rate		3.60%
Effective interest rate	[2]	3.60%
Total debt and capital lease obligations	[1]	$ 496
Fixed rate notes due 2025
Debt Instrument [Line Items]
Aggregate principal		$ 1,750
Fixed coupon rate		4.00%
Effective interest rate	[2]	4.00%
Total debt and capital lease obligations	[1]	$ 1,730
Fixed rate notes due 2045
Debt Instrument [Line Items]
Aggregate principal		$ 1,000
Fixed coupon rate		5.25%
Effective interest rate	[2]	5.10%
Total debt and capital lease obligations	[1]	$ 983
Other (including capital lease obligations)
Debt Instrument [Line Items]
Total debt and capital lease obligations	[1]	$ 319

[1]	Book values include any discounts, premiums and adjustments related to hedging instruments.
[2]	Excludes the effect of any related interest rate swaps.